UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                    OPPENHEIMER CAPITAL APPRECIATION FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                     SHARES               VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS--97.2%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.3%
------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Carnival Corp.                                                      325,500     $    16,864,155
------------------------------------------------------------------------------------------------
McDonald's Corp.                                                    301,200           9,379,368
------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                        320,400          14,318,676
                                                                                ----------------
                                                                                     40,562,199
------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
eBay, Inc. 1                                                        254,800           9,493,848
------------------------------------------------------------------------------------------------
MEDIA--11.0%
Clear Channel Communications, Inc.                                  282,800           9,748,116
------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 1                          2,003,500          66,916,900
------------------------------------------------------------------------------------------------
News Corp., Cl. B                                                 1,332,400          23,463,564
------------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                               2,288,900          40,170,195
------------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A 1                             393,165          10,886,739
------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                               1,152,400          40,138,092
------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                               717,000          20,599,410
                                                                                ----------------
                                                                                    211,923,016
------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.0%
Federated Department Stores, Inc.                                   209,700          13,345,308
------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                 261,400          13,571,888
------------------------------------------------------------------------------------------------
Target Corp.                                                        247,100          12,359,942
                                                                                ----------------
                                                                                     39,277,138
------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.7%
Best Buy Co., Inc.                                                  268,000          14,474,680
------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                     175,400           3,830,736
------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                    394,100          15,070,384
------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                   176,100          10,053,549
------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                             248,600           9,136,050
                                                                                ----------------
                                                                                     52,565,399
------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.8%
------------------------------------------------------------------------------------------------
BEVERAGES--2.2%
Anheuser-Busch Cos., Inc.                                           204,300           9,681,777
------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                       629,200          33,366,476
                                                                                ----------------
                                                                                     43,048,253
------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.4%
Costco Wholesale Corp.                                              227,800          10,064,204
------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                               735,500          36,855,905
                                                                                ----------------
                                                                                     46,920,109
------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Procter & Gamble Co. (The)                                          577,400          30,602,200
------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Estee Lauder Cos., Inc. (The), Cl. A                                230,600          10,372,388
------------------------------------------------------------------------------------------------
ENERGY--5.8%
------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.7%
Pride International, Inc. 1                                          76,000           1,887,840
------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                   367,200          25,880,256
------------------------------------------------------------------------------------------------


1            |            OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                     SHARES               VALUE
------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Smith International, Inc. 1                                          61,400     $     3,851,622
                                                                                ----------------
                                                                                     31,619,718
------------------------------------------------------------------------------------------------
OIL & GAS--4.1%
Amerada Hess Corp.                                                   51,700           4,974,057
------------------------------------------------------------------------------------------------
Apache Corp.                                                         46,300           2,834,949
------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                          136,300           6,824,541
------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                   92,300           4,407,325
------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                   843,300          50,260,680
------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                        254,176          10,317,004
                                                                                ----------------
                                                                                     79,618,556
------------------------------------------------------------------------------------------------
FINANCIALS--9.3%
------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.6%
Bank of America Corp.                                               256,400          11,307,240
------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.4%
American Express Co.                                                490,800          25,212,396
------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                        73,100           7,302,690
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                     991,100          44,540,034
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                     116,300          12,791,837
------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                376,028          13,010,569
------------------------------------------------------------------------------------------------
MBNA Corp.                                                          181,900           4,465,645
------------------------------------------------------------------------------------------------
Morgan Stanley                                                      638,800          36,571,300
                                                                                ----------------
                                                                                    143,894,471
------------------------------------------------------------------------------------------------
INSURANCE--1.3%
American International Group, Inc.                                  198,550          11,001,656
------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                          245,700          14,103,180
                                                                                ----------------
                                                                                     25,104,836
------------------------------------------------------------------------------------------------
HEALTH CARE--16.7%
------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.5%
Amgen, Inc. 1                                                       429,400          24,995,374
------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                              129,100           2,548,434
------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                   396,100          22,423,221
------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                             469,400          16,804,520
                                                                                ----------------
                                                                                     66,771,549
------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.6%
Medtronic, Inc.                                                     787,700          40,133,315
------------------------------------------------------------------------------------------------
Millipore Corp. 1                                                   362,900          15,749,860
------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                   407,400           8,404,662
------------------------------------------------------------------------------------------------
Stryker Corp.                                                       343,500          15,323,535
------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                      153,200           5,251,696
------------------------------------------------------------------------------------------------
Waters Corp. 1                                                      126,000           4,509,540
                                                                                ----------------
                                                                                     89,372,608
------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Laboratory Corp. of America Holdings 1                               77,300           3,725,860
------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                       61,900           3,068,383
------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                              21,200           2,228,756
                                                                                ----------------
                                                                                      9,022,999


2            |            OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                     SHARES               VALUE
------------------------------------------------------------------------------------------------
PHARMACEUTICALS--8.1%
Abbott Laboratories                                                 254,000     $    11,841,480
------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                     282,900          14,739,090
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                   684,600          45,977,736
------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                   403,867          13,073,175
------------------------------------------------------------------------------------------------
Novartis AG                                                         497,588          23,207,464
------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                        965,600          25,366,312
------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                  707,396          21,929,276
                                                                                ----------------
                                                                                    156,134,533
------------------------------------------------------------------------------------------------
INDUSTRIALS--14.0%
------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
Empresa Brasileira de Aeronautica SA, ADR                           325,000          10,172,500
------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                       246,800           9,183,428
------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                   127,900           9,083,458
------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                               284,300          17,359,358
------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                               55,100           2,974,298
------------------------------------------------------------------------------------------------
United Technologies Corp.                                           162,700          16,540,082
                                                                                ----------------
                                                                                     65,313,124
------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.7%
Expeditors International of Washington, Inc.                        180,500           9,665,775
------------------------------------------------------------------------------------------------
FedEx Corp.                                                         122,600          11,518,270
------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                  151,700          11,034,658
                                                                                ----------------
                                                                                     32,218,703
------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Manpower, Inc.                                                       96,300           4,190,976
------------------------------------------------------------------------------------------------
Waste Management, Inc.                                              366,400          10,570,640
                                                                                ----------------
                                                                                     14,761,616
------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--7.3%
3M Co.                                                              258,800          22,176,572
------------------------------------------------------------------------------------------------
General Electric Co.                                              2,802,900         101,072,574
------------------------------------------------------------------------------------------------
Tyco International Ltd.                                             542,700          18,343,260
                                                                                ----------------
                                                                                    141,592,406
------------------------------------------------------------------------------------------------
MACHINERY--0.8%
Ingersoll-Rand Co., Cl. A                                           208,800          16,630,920
------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.5%
------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.5%
Cisco Systems, Inc. 1                                             2,070,500          37,041,245
------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                       2,049,300           5,635,575
------------------------------------------------------------------------------------------------
Motorola, Inc.                                                      699,200          10,467,024
------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                        1,008,100          15,554,983
                                                                                ----------------
                                                                                     68,698,827
------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.7%
Dell, Inc. 1                                                        474,300          18,222,606
------------------------------------------------------------------------------------------------
EMC Corp. 1                                                         249,300           3,071,376
------------------------------------------------------------------------------------------------
International Business Machines Corp.                               472,700          43,195,326
------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                          1,578,500           6,377,140
                                                                                ---------------
                                                                                     70,866,448


3            |            OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                     SHARES               VALUE
------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
Agilent Technologies, Inc. 1                                        496,200     $    11,015,640
------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                         418,200           6,971,394
------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                     357,800           8,776,834
                                                                                ----------------
                                                                                     26,763,868
------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.5%
VeriSign, Inc. 1                                                    148,800           4,270,560
------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                      714,300          24,214,770
                                                                                ----------------
                                                                                     28,485,330
------------------------------------------------------------------------------------------------
IT SERVICES--0.8%
Accenture Ltd., Cl. A 1                                             133,700           3,228,855
------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                     290,500          13,057,975
                                                                                ----------------
                                                                                     16,286,830
------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.2%
Altera Corp. 1                                                      149,800           2,963,044
------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                251,600           9,092,824
------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                             541,600          16,204,672
------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                111,800           1,713,894
------------------------------------------------------------------------------------------------
Intel Corp.                                                       1,508,100          35,033,163
------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                             601,500          15,332,235
                                                                                ----------------
                                                                                     80,339,832
------------------------------------------------------------------------------------------------
SOFTWARE--7.4%
Adobe Systems, Inc.                                                 288,500          19,378,545
------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                      212,500           6,324,000
------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                      473,500           7,078,825
------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                              393,500           9,373,170
------------------------------------------------------------------------------------------------
Mercury Interactive Corp. 1                                         246,200          11,664,956
------------------------------------------------------------------------------------------------
Microsoft Corp.                                                   2,855,400          69,015,018
------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                               516,000          20,681,280
                                                                                ----------------
                                                                                    143,515,794
------------------------------------------------------------------------------------------------
MATERIALS--3.2%
------------------------------------------------------------------------------------------------
CHEMICALS--3.2%
Air Products & Chemicals, Inc.                                      258,600          16,366,794
------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                        470,100          24,087,924
------------------------------------------------------------------------------------------------
Praxair, Inc.                                                       455,600          21,805,016
                                                                                ----------------
                                                                                     62,259,734
------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.6%
------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Sprint Corp.                                                        493,800          11,233,950
                                                                                ----------------
Total Common Stocks (Cost $1,772,787,294)                                         1,876,578,442

                                                                      UNITS
------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1  (Cost $0)           84,120              56,360


4            |            OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

Statement of Investments  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                                     AMOUNT               VALUE
------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.8%
------------------------------------------------------------------------------------------------
Undivided interest of 6.52% in joint repurchase agreement
(Principal Amount/Value $838,272,000, with a maturity
value of $838,336,035) with UBS Warburg LLC, 2.75%, dated
3/31/05, to be repurchased at $54,686,177 on 4/1/05,
collateralized by Federal National Mortgage Assn.,
4.50%--5%, 5/1/19--3/1/34, with a value of $857,182,684
(Cost $54,682,000)                                             $ 54,682,000     $    54,682,000
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,827,469,294)                     100.0%      1,931,316,802
------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                  (0.0)           (294,410)

                                                               ---------------------------------
NET ASSETS                                                            100.0%    $ 1,931,022,392
                                                               =================================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  1,834,771,603
                                              ================

Gross unrealized appreciation                 $    236,987,350
Gross unrealized depreciation                     (140,442,151)
                                              ----------------
Net unrealized appreciation                   $     96,545,199
                                              ================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00


5            |            OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

Statement of Investments  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2005, the Fund had no outstanding foreign currency contracts.


6            |            OPPENHEIMER CAPITAL APPRECIATION FUND/VA

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund/VA


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005